Cash, Loan and Dividend Restrictions (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 23, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash, Loan and Dividend Restrictions [Line Items]
Average required reserve balance on deposits		$ 12,306	$ 10,747
Credit and non-credit transactions with all nonbank affiliates, maximum percent of bank capital and surplus		20.00%
Dividends declared per common share		$ 1.540	$ 1.515	$ 1.475
National And State Chartered Subsidiary Banks [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries		$ 20,900
Nonbank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries		$ 23,900
Credit and non-credit transactions with a single nonbank affiliate, maximum percent of bank capital and surplus [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Total capital ratio required to be well capitalized (not to exceed 10%)		10.00%
Subsequent Event [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Dividends declared per common share	$ 0.39
Reserve Balance for Non-US Central Banks [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Restricted Cash Equivalents		$ 617	$ 523
Restricted Cash and Cash Equivalent Brokerage Customers [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Restricted Cash Equivalents		666	717
Variable Interest Entities And Transfers Accounted For As Secured Borrowings, Cash And Cash Equivalents [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Restricted Cash Equivalents		$ 492	$ 242